CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain on disposal		$ 47,390,421
General and administrative [Member]
Share-based compensation	$ 417,419		$ 4,190,449
Selling and marketing [Member]
Share-based compensation	$ 680,124